Summary of Significant Accounting Policies (Details)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Tanzam [member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary	100.00%	100.00%
Tancan [member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary	100.00%	100.00%
Buckreef [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidiary	55.00%	55.00%